CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 22,134,451	$ 22,676,668
Cash - escrow	110,000	0
Interest receivable	172	330
Prepaid and other current assets	7,090	6,040
Total current assets	22,251,713	22,683,038
Investment in other ventures	193,457	193,812
Patents, net	32,236	118,669
Total assets	22,477,406	22,995,519
Current liabilities:
Accrued expenses and other current liabilities	60,610	91,017
Total current liabilities	60,610	91,017
Commitments and contingencies
Stockholders' equity:
Common stock, $.01 par value. Authorized 35,000,000 shares at December 31, 2013 and 2012; issued 13,285,707 shares at December 31, 2013 and 2012; outstanding 13,144,040 shares at December 31, 2013 and 2012	132,857	132,857
Additional paid-in capital	59,847,443	59,847,443
Accumulated deficit	(37,263,429)	(36,775,723)
Treasury stock - at cost	(300,075)	(300,075)
Total stockholders' equity	22,416,796	22,904,502
Total liabilities and stockholders' equity	$ 22,477,406	$ 22,995,519